NNY
Nuveen New York Municipal Value Fund, Inc.
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 99.5% (100.0% of Total Investments)
	Consumer Staples – 4.3% (4.3% of Total Investments)
$1,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	12/19 at 100.00	B-	$1,000,180
500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	12/19 at 100.00	B-	499,045
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1:
850	5.625%, 6/01/35	No Opt. Call	BBB	917,949
3,060	5.750%, 6/01/43	No Opt. Call	BB+	3,676,345
500	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/25	No Opt. Call	B-	542,135
5,910	Total Consumer Staples			6,635,654
	Education and Civic Organizations – 19.3% (19.4% of Total Investments)
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	1/20 at 100.00	BB	415,490
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B+	768,923
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York - Queens College, Q Student Residences, LLC Project, Refunding Series 2014A, 5.000%, 6/01/43	6/24 at 100.00	Aa2	1,413,650
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
215	5.000%, 4/15/33	4/23 at 100.00	BB+	227,532
310	5.000%, 4/15/43	4/23 at 100.00	BB+	324,133
415	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A-	456,015
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa2	1,293,240
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A:
235	5.000%, 7/01/31	7/25 at 100.00	Aa3	276,898
265	5.000%, 7/01/33	7/25 at 100.00	Aa3	311,092
	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A:
1,330	5.000%, 7/01/40	7/25 at 100.00	A-	1,521,427
2,180	5.000%, 7/01/45	7/25 at 100.00	A-	2,489,495

NNY	Nuveen New York Municipal Value Fund, Inc. (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	$2,230,342
760	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	Aa2	899,908
2,385	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	Aa2	2,861,642
1,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A, 5.000%, 7/01/40	7/28 at 100.00	Aa2	1,238,910
2,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2019A, 5.000%, 7/01/42	7/29 at 100.00	Aa2	2,514,460
185	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	225,165
280	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	282,850
680	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	749,979
580	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	557,751
300	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	A-	332,073
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St John Fisher College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	A-	1,066,800
1,000	6.000%, 6/01/34	6/21 at 100.00	A-	1,068,040
50	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB	55,820
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	12/19 at 100.00	BBB	1,525,575
1,175	4.750%, 1/01/42 – AMBAC Insured	12/19 at 100.00	BBB	1,192,566
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
1,610	4.500%, 3/01/39 – FGIC Insured	12/19 at 100.00	Baa1	1,612,512
800	4.750%, 3/01/46 – NPFG Insured	12/19 at 100.00	Baa1	801,120
515	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	521,056
390	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	393,038
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A3	308,763
26,830	Total Education and Civic Organizations			29,936,265

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Financials – 1.1% (1.2% of Total Investments)
$1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	$1,426,120
	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007A Sr. Bond:
1,107	0.000%, 8/01/43 (5)	No Opt. Call	N/R	152,231
3,362	0.000%, 8/01/43 (5)	No Opt. Call	N/R	168,110
250	0.000%, 8/01/44 (5)	No Opt. Call	N/R	12,500
5,719	Total Financials			1,758,961
	Health Care – 1.4% (1.4% of Total Investments)
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A	356,794
650	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B, 4.000%, 7/01/41	7/26 at 100.00	A-	707,018
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H Noyes Hospital, Series 2005, 6.000%, 7/01/30	12/19 at 100.00	BB	290,000
250	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A-	264,113
435	Yonkers Industrial Development Agency, New York, Revenue Bonds, St John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	12/19 at 100.00	CCC+	431,872
140	Yonkers Industrial Development Agency, New York, Revenue Bonds, St John's Riverside Hospital, Series 2001B, 7.125%, 7/01/31	12/19 at 100.00	CCC+	138,993
2,115	Total Health Care			2,188,790
	Housing/Multifamily – 0.1% (0.1% of Total Investments)
95	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	12/19 at 100.00	AA	95,353
	Industrials – 2.0% (2.0% of Total Investments)
425	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014, 5.000%, 1/01/35 (AMT), 144A	1/25 at 100.00	N/R	467,194
2,350	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	2,596,538
2,775	Total Industrials			3,063,732
	Long-Term Care – 0.3% (0.3% of Total Investments)
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	12/19 at 100.00	A2	270,516
195	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23	12/19 at 100.00	N/R	195,054
465	Total Long-Term Care			465,570

NNY	Nuveen New York Municipal Value Fund, Inc. (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 2.3% (2.3% of Total Investments)
$1,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	Aa1	$1,132,010
90	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	Aa1	106,788
1,900	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1, 5.000%, 4/01/40	4/28 at 100.00	Aa1	2,307,227
2,990	Total Tax Obligation/General			3,546,025
	Tax Obligation/Limited – 17.6% (17.7% of Total Investments)
720	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 6.000%, 7/01/20	No Opt. Call	AA	740,088
2,290	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37	2/22 at 100.00	AA+	2,458,888
640	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B Group A,B&C, 5.000%, 3/15/35	9/25 at 100.00	AA+	754,246
2,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/28	11/25 at 100.00	BB	2,850,050
1,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.250%, 7/15/45	7/28 at 100.00	AA	1,232,380
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43	7/28 at 100.00	AA	3,029,850
445	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	AA	549,762
3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	3,513,810
1,680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	1,868,244
1,225	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	1,391,637
1,020	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/38	8/28 at 100.00	AAA	1,252,325
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (6)	No Opt. Call	AA+	2,485,133
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.875%, 1/01/21	No Opt. Call	AA	608,022
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
70	0.000%, 7/01/24	No Opt. Call	N/R	61,380
63	4.550%, 7/01/40	7/28 at 100.00	N/R	65,220
1,630	0.000%, 7/01/46	7/28 at 41.38	N/R	430,923
1,327	0.000%, 7/01/51	7/28 at 30.01	N/R	260,158
465	4.750%, 7/01/53	7/28 at 100.00	N/R	481,205
2,303	5.000%, 7/01/58	7/28 at 100.00	N/R	2,419,877

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$17	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	$17,273
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured COFINA Project Series 2019A-2:
600	4.329%, 7/01/40	7/28 at 100.00	N/R	609,744
240	4.784%, 7/01/58	7/28 at 100.00	N/R	247,550
26,785	Total Tax Obligation/Limited			27,327,765
	Transportation – 23.7% (23.8% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30	11/25 at 100.00	AA-	2,946,750
815	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E, 5.000%, 11/15/42	11/22 at 100.00	A1	887,877
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/38	5/24 at 100.00	AA-	2,284,760
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/34	11/26 at 100.00	AA-	5,944,050
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 3.231%, 10/01/46 (7)	12/19 at 100.00	N/R	1,033,125
660	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	701,818
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
765	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB	802,370
2,020	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	2,111,546
2,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	2,390,980
2,630	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	2,904,783
5,900	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/40	5/25 at 100.00	AA-	6,867,600
1,575	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	1,779,026
1,165	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43	9/28 at 100.00	AA-	1,310,217
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	12/19 at 100.00	BBB+	234,909
1,160	6.000%, 12/01/36	12/20 at 100.00	BBB+	1,216,016
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	813,556

NNY	Nuveen New York Municipal Value Fund, Inc. (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$2,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, Refunding Series 2018C, 5.000%, 11/15/37	11/28 at 100.00	AA-	$2,488,520
32,695	Total Transportation			36,717,903
	U.S. Guaranteed – 8.7% (8.7% of Total Investments) (8)
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+	1,358,194
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	537,631
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	2,159,451
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A	422,536
2,685	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E, 5.000%, 11/15/42 (Pre-refunded 11/15/22)	11/22 at 100.00	A1	3,002,260
1,100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/31 (Pre-refunded 11/15/23)	11/23 at 100.00	AA-	1,272,304
3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2011B, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA-	3,191,280
45	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	47,796
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.375%, 7/01/41 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	N/R	1,407,610
12,550	Total U.S. Guaranteed			13,399,062
	Utilities – 6.6% (6.6% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	BBB-	1,006,330
90	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	96,014
135	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	152,982
475	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A	565,165
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/37	9/22 at 100.00	A	1,361,387
400	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42 (AMT), 144A	7/23 at 100.00	B1	422,596
295	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	12/19 at 100.00	N/R	297,832

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
$4,440	5.000%, 12/15/34	12/23 at 100.00	AAA	$5,054,940
1,100	5.000%, 12/15/41	12/23 at 100.00	AAA	1,243,781
9,185	Total Utilities			10,201,027
	Water and Sewer – 12.1% (12.2% of Total Investments)
300	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/29	7/25 at 100.00	A+	354,402
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1, 5.000%, 6/15/48	6/27 at 100.00	AA+	3,569,130
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/40	12/27 at 100.00	AA+	1,215,080
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution:
2,100	5.000%, 6/15/36	6/25 at 100.00	AAA	2,478,168
2,500	5.000%, 6/15/40	6/25 at 100.00	AAA	2,926,850
4,300	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, 5.000%, 6/15/47	6/27 at 100.00	AAA	5,142,241
1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,, 5.000%, 6/15/46	6/27 at 100.00	AAA	1,196,840
1,000	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	1,074,050
135	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	12/19 at 100.00	C	137,025
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
75	5.500%, 7/01/28	7/22 at 100.00	C	79,594
275	5.750%, 7/01/37	7/22 at 100.00	C	293,917
225	6.000%, 7/01/47	7/22 at 100.00	C	239,906
15,910	Total Water and Sewer			18,707,203
$144,024	Total Long-Term Investments (cost $143,791,668)			154,043,310
	Floating Rate Obligations – (1.2)%			(1,840,000)
	Other Assets Less Liabilities – 1.7%			2,625,387
	Net Asset Applicable to Common Shares – 100%			$154,828,697

NNY	Nuveen New York Municipal Value Fund, Inc. (continued)
Portfolio of Investments November 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$154,043,310	$ —	$154,043,310

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.